Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 1,040,434	$ 1,244,662
Additional (reduction)	446,841	(209,992)
Foreign currency translation adjustments	12,981	5,764
Ending balance	$ 1,500,256	$ 1,040,434